UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)
                         Conservative Value Equity Fund

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2009

                        THIS INFORMATION MUST BE PRECEDED
                     OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Conservative Value Equity (the "Fund") Fund and the benchmark Russell 1000 Value Index for the fiscal year and since inception (March 30, 2007) as of October 31, 2009 were as follows (* denotes annualized periods):

                                     12 Months
                                       Ended        Since
                                      10/31/09   Inception*
                                     ---------   ----------
LSV CONSERVATIVE VALUE EQUITY FUND     7.32%       -13.98%
Russell 1000 Value Index               4.78        -13.22

In the broad market, large-cap growth stocks outperformed large-cap value stocks in the trailing 12-month period as the Russell 1000 Growth Index was up 17.51% vs. 4.78% for the Russell 1000 Value Index. Perhaps somewhat counter intuitively however, deep value stocks have performed best within the value universe, particularly in the trailing six months. The cheapest quartile of stocks in the value universe is up 38% in the trailing six months vs. 17% for the most expensive (relative) value stocks. This deep value rebound has certainly benefited the performance of the LSV Conservative Value Equity Fund as we employ a deep value approach. Portfolio holdings outperformed benchmark constituents in seven of ten sectors during the period, most notably in the Consumer Discretionary and Financials sectors. Although sector allocations relative to benchmark sector weights are tightly constrained, the portfolio's overweight to the best performing sector, Technology (+37%) contributed positively to results.

The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                   Russell 1000   S&P 500
Characteristic              Fund    Value Index    Index
--------------             -----   ------------   -------
Price-to-Earnings Ratio    14.3x       17.8x       17.0x
Price-to-Book Ratio         6.3x        7.5x        9.4x
Price-to-Cash Flow Ratio    1.3x        1.5x        2.1x

Your patience with our deep value approach throughout 2007 and 2008 has been well rewarded in 2009 in both absolute and relative returns. Knowing that the only certainty when it comes to economies and markets is uncertainty, we maintain the belief that a disciplined data-driven investment process remains the most prudent approach to managing equity portfolios. We would be the first to admit that such approaches are not immune to periods of underperformance and while the term 'quant' has become somewhat maligned we would suggest that there is a big difference between quantitative trading strategies and quantitative investment strategies. LSV employs the latter and with 15 years of live experience to guide us, we continue to identify new and interesting research ideas that we hope will serve our clients well for the next 15 years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV CONSERVATIVE VALUE EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

 Average Annual Total Return for
period ended October 31, 2009(1)
--------------------------------
One Year
 Return    Inception to Date (2)
--------   ---------------------
  7.32%           (13.98)%

                               (PERFORMANCE GRAPH)

            LSV Conservative   Russell 1000
           Value Equity Fund    Value Index
           -----------------   ------------
03/30/07        $10,000           $10,000
10/31/07        $10,270           $10,468
10/31/08        $ 6,312           $ 6,616
10/31/09        $ 6,774           $ 6,933

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  The LSV Conservative Value Equity Fund commenced operations on March 30,
     2007.

(3)  See definition of comparative index on page 1.

October 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Financials                   24.5%
Energy                       19.0%
Health Care                  11.1%
Consumer Discretionary        9.4%
Industrials                   8.9%
Telecommunication Services    5.9%
Information Technology        5.8%
Utilities                     5.7%
Consumer Staples              5.6%
Materials                     2.4%
Repurchase Agreement          1.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

LSV CONSERVATIVE VALUE                                              Value
EQUITY FUND                                            Shares       (000)
--------------------------------------------------   ---------   -----------
COMMON STOCK (98.3%)
AEROSPACE & DEFENSE (3.8%)
   Boeing                                               25,300   $     1,209
   General Dynamics                                     13,600           853
   L-3 Communications Holdings                           7,700           557
   Northrop Grumman                                     25,000         1,253
   Raytheon                                             22,200         1,005
   Tyco International                                   22,800           765
   United Technologies                                  14,100           866
                                                                 -----------
                                                                       6,508
                                                                 -----------
AGRICULTURAL OPERATIONS (0.8%)
   Archer-Daniels-Midland                               45,500         1,370
                                                                 -----------
AGRICULTURAL PRODUCTS (1.1%)
   Bunge                                                12,800           731
   Corn Products International                          18,000           507
   Fresh Del Monte Produce*                             34,000           738
                                                                 -----------
                                                                       1,976
                                                                 -----------
AIRCRAFT (0.6%)
   Honeywell International                              14,300           513
   Lockheed Martin                                       8,000           551
                                                                 -----------
                                                                       1,064
                                                                 -----------
APPAREL RETAIL (0.6%)
   Gap                                                  47,300         1,009
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   Ameriprise Financial                                 36,600         1,269
   Bank of New York Mellon                              46,700         1,245
                                                                 -----------
                                                                       2,514
                                                                 -----------

                                                                    Value
                                                       Shares       (000)
                                                     ---------   -----------
BANKS (10.1%)
   Bank of America                                     317,300   $     4,626
   BB&T                                                 27,600           660
   Comerica                                             24,800           688
   JPMorgan Chase                                      124,000         5,180
   Keycorp                                              32,200           174
   PNC Financial Services Group                         17,400           852
   Regions Financial                                   109,300           529
   SunTrust Banks                                       13,100           250
   US Bancorp                                           31,700           736
   Wells Fargo                                         119,700         3,294
   Zions Bancorporation                                 28,000           396
                                                                 -----------
                                                                      17,385
                                                                 -----------
BIOTECHNOLOGY (0.3%)
   Amgen*                                                8,700           467
                                                                 -----------
CABLE & SATELLITE (2.1%)
   Comcast, Cl A                                       152,700         2,214
   Time Warner Cable, Cl A                              33,600         1,325
                                                                 -----------
                                                                       3,539
                                                                 -----------
CHEMICALS (0.7%)
   Eastman Chemical                                     10,500           551
   Lubrizol                                             11,100           739
                                                                 -----------
                                                                       1,290
                                                                 -----------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                  40,500           813
                                                                 -----------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   RadioShack                                           53,300           900
                                                                 -----------
COMPUTERS & SERVICES (3.6%)
   Computer Sciences*                                   24,500         1,242
   Dell*                                                50,900           738
   Hewlett-Packard                                      35,500         1,685
   International Business Machines                       3,400           410
   NCR*                                                 40,500           411
   Seagate Technology                                   69,300           967
   Symantec*                                            39,100           687
                                                                 -----------
                                                                       6,140
                                                                 -----------
CONSTRUCTION & ENGINEERING (0.4%)
   KBR                                                  28,800           589
                                                                 -----------
CONSUMER DISCRETIONARY (0.6%)
   Kimberly-Clark                                        8,800           538
   Procter & Gamble                                      8,800           511
                                                                 -----------
                                                                       1,049
                                                                 -----------
CONSUMER PRODUCTS (0.7%)
   Hasbro                                               12,200           333
   Polaris Industries                                   19,300           812
                                                                 -----------
                                                                       1,145
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2009

LSV CONSERVATIVE VALUE                                              Value
EQUITY FUND                                            Shares       (000)
--------------------------------------------------   ---------   -----------
DIVERSIFIED REIT'S (0.2%)
   Liberty Property Trust                               14,800   $       435
                                                                 -----------
DRUG RETAIL (0.6%)
   CVS Caremark                                         28,700         1,013
                                                                 -----------
ELECTRICAL SERVICES (6.9%)
   Alliant Energy                                       25,800           685
   Ameren                                               25,800           628
   American Electric Power                              45,200         1,366
   DTE Energy                                           20,700           766
   Edison International                                 32,000         1,018
   Exelon                                               13,400           629
   General Electric                                    293,800         4,190
   NiSource                                              2,900            38
   OGE Energy                                              900            30
   Pinnacle West Capital                                25,300           792
   SCANA                                                14,300           484
   Sempra Energy                                        26,100         1,343
                                                                 -----------
                                                                      11,969
                                                                 -----------
FINANCIAL SERVICES (3.5%)
   Capital One Financial                                21,200           776
   Citigroup                                           289,900         1,186
   GFI Group                                            54,800           282
   Goldman Sachs Group                                  12,600         2,144
   Morgan Stanley                                       52,100         1,673
                                                                 -----------
                                                                       6,061
                                                                 -----------
FOOD, BEVERAGE & TOBACCO (1.4%)
   Coca-Cola Enterprises                                10,200           194
   ConAgra Foods                                        41,600           874
   Sara Lee                                             68,500           773
   Supervalu                                            33,400           530
   Universal                                             2,400           100
                                                                 -----------
                                                                       2,471
                                                                 -----------
GAS/NATURAL GAS (0.9%)
   AGL Resources                                        20,700           724
   Atmos Energy                                         30,700           855
                                                                 -----------
                                                                       1,579
                                                                 -----------
HEALTH CARE DISTRIBUTORS (0.6%)
   McKesson                                             18,400         1,081
                                                                 -----------
HEALTH CARE EQUIPMENT (0.4%)
   Medtronic                                            18,300           653
                                                                 -----------
HOTELS & LODGING (0.5%)
   Wyndham Worldwide                                    50,000           852
                                                                 -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.6%)
   Whirlpool                                            15,700         1,124
                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   Mirant*                                              37,600           525
                                                                 -----------

                                                                    Value
                                                       Shares       (000)
                                                     ---------   -----------
INSURANCE (8.6%)
   ACE                                                  15,500   $       796
   Allstate                                             57,300         1,694
   Aspen Insurance Holdings                             18,800           485
   Assurant                                             16,000           479
   Chubb                                                34,500         1,674
   CIGNA                                                 3,100            86
   Cincinnati Financial                                 28,000           710
   Hartford Financial Services Group                    25,100           615
   Lincoln National                                      8,800           210
   MetLife                                              16,400           558
   Prudential Financial                                 21,000           950
   Torchmark                                            12,900           524
   Travelers                                            34,200         1,703
   UnitedHealth Group                                   51,000         1,324
   Unum Group                                           67,100         1,339
   WellPoint*                                           37,400         1,749
                                                                 -----------
                                                                      14,896
                                                                 -----------
MACHINERY (0.8%)
   Black & Decker                                        7,300           345
   Ingersoll-Rand                                        7,500           237
   Parker Hannifin                                      14,100           747
                                                                 -----------
                                                                       1,329
                                                                 -----------
METAL & GLASS CONTAINERS (0.8%)
   Ball                                                 13,900           686
   Owens-Illinois*                                      20,600           657
                                                                 -----------
                                                                       1,343
                                                                 -----------
MORTGAGE REIT (0.4%)
   Annaly Capital Management                            39,300           665
                                                                 -----------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                      23,600           588
                                                                 -----------
MULTIMEDIA (1.4%)
   Time Warner                                          48,800         1,470
   Walt Disney                                          33,000           903
                                                                 -----------
                                                                       2,373
                                                                 -----------
OFFICE ELECTRONICS (0.6%)
   Xerox                                               148,800         1,119
                                                                 -----------
OFFICE EQUIPMENT (0.1%)
   Steelcase, Cl A                                      33,600           194
                                                                 -----------
OFFICE REIT (0.2%)
   Duke Realty                                          33,400           375
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES (1.4%)
   Helix Energy Solutions Group*                        46,900           644
   National Oilwell Varco*                              26,300         1,078
   Tidewater                                            16,700           696
                                                                 -----------
                                                                       2,418
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2009

LSV CONSERVATIVE VALUE                                              Value
EQUITY FUND                                            Shares       (000)
--------------------------------------------------   ---------   -----------
OIL & GAS STORAGE & TRANSPORTATION (1.2%)
   Overseas Shipholding Group                           11,900   $       467
   Southern Union                                       28,800           564
   Williams                                             54,600         1,029
                                                                 -----------
                                                                       2,060
                                                                 -----------
PAPER PACKAGING (0.6%)
   Rock-Tenn, Cl A                                      13,900           609
   Sonoco Products                                      16,200           433
                                                                 -----------
                                                                       1,042
                                                                 -----------
PETROLEUM & FUEL PRODUCTS (16.4%)
   Anadarko Petroleum                                   14,300           871
   Apache                                               11,500         1,082
   Chevron                                              85,000         6,506
   Cimarex Energy                                       11,800           462
   ConocoPhillips                                       69,800         3,503
   Diamond Offshore Drilling                             6,200           591
   Exxon Mobil                                         128,900         9,238
   Marathon Oil                                         37,700         1,205
   Murphy Oil                                           19,200         1,174
   Occidental Petroleum                                 15,600         1,184
   Patterson-UTI Energy                                 31,000           483
   Rowan                                                28,100           653
   Sunoco                                                7,500           231
   Tesoro                                               31,300           443
   Valero Energy                                        36,300           657
                                                                 -----------
                                                                      28,283
                                                                 -----------
PHARMACEUTICALS (8.0%)
   Abbott Laboratories                                  24,300         1,229
   Eli Lilly                                            53,400         1,816
   Forest Laboratories*                                 31,800           880
   Johnson & Johnson                                    30,700         1,813
   King Pharmaceuticals*                                10,000           101
   Merck                                                60,200         1,862
   Pfizer                                              316,435         5,389
   Watson Pharmaceuticals*                              18,700           643
                                                                 -----------
                                                                      13,733
                                                                 -----------
PRINTING & PUBLISHING (0.8%)
   Jarden                                               32,600           893
   Lexmark International, Cl A*                         17,800           454
                                                                 -----------
                                                                       1,347
                                                                 -----------
RAILROADS (0.5%)
   Norfolk Southern                                     19,900           928
                                                                 -----------
REINSURANCE (1.2%)
   Everest Re Group                                      7,900           691
   Montpelier Re Holdings                               39,600           640
   Reinsurance Group of America, Cl A                    2,900           134
   Validus Holdings                                     25,192           637
                                                                 -----------
                                                                       2,102
                                                                 -----------

                                                      Shares/
                                                        Face
                                                       Amount       Value
                                                       (000)        (000)
                                                     ---------   -----------
RETAIL (3.0%)
   Brinker International                                19,900   $       252
   Cracker Barrel Old Country Store                     11,000           365
   Home Depot                                           21,400           537
   Kroger                                               33,400           772
   Limited Brands                                       38,800           683
   PetSmart                                             34,400           809
   Safeway                                              46,600         1,041
   Sears Holdings*                                       9,300           631
                                                                 -----------
                                                                       5,090
                                                                 -----------
SEMI-CONDUCTORS/INSTRUMENTS (0.8%)
   Intel                                                25,700           491
   Tyco Electronics                                     42,700           907
                                                                 -----------
                                                                       1,398
                                                                 -----------
SPECIALIZED REITS (0.6%)
   Hospitality Properties Trust                         25,100           485
   Sunstone Hotel Investors                             66,145           499
                                                                 -----------
                                                                         984
                                                                 -----------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                40,500           503
                                                                 -----------
TELEPHONES & TELECOMMUNICATIONS (6.3%)
   AT&T                                                235,600         6,048
   Harris                                               19,500           814
   Verizon Communications                              128,900         3,814
                                                                 -----------
                                                                      10,676
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   Sprint Nextel*                                      123,900           367
                                                                 -----------
TOTAL COMMON STOCK
   (Cost $219,436)                                                   169,334
                                                                 -----------
REPURCHASE AGREEMENT (1.7%)
   Morgan Stanley
      0.015%, dated 10/30/09, to be repurchased
      on 11/02/09, repurchase price $2,850,384
      (collateralized by U.S. Treasury Bond, par
      value $2,951,739, 1.750%, 01/15/28, with
      total market value $2,907,388)                 $   2,850         2,850
                                                                 -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,850)                                                       2,850
                                                                 -----------
TOTAL INVESTMENTS - 100.0%
   (Cost $222,286)                                               $   172,184
                                                                 ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $172,255(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2009

                                                                                              LSV CONSERVATIVE
                                                                                             VALUE EQUITY FUND
                                                                                             -----------------
Assets:
   Investments at Value (Cost $222,286) ..................................................      $   172,184
   Cash ..................................................................................               16
   Dividend and Interest Receivable ......................................................              311
   Receivable for Capital Shares Sold ....................................................                3
   Prepaid Expenses ......................................................................                6
                                                                                                -----------
      Total Assets .......................................................................          172,520
                                                                                                -----------
Liabilities:
   Payable due for Capital Shares Redeemed ...............................................              194
   Payable due to Investment Advisor .....................................................               31
   Payable due to Administrator ..........................................................                9
   Other Accrued Expenses ................................................................               31
                                                                                                -----------
      Total Liabilities ..................................................................              265
                                                                                                -----------
   Net Assets ............................................................................      $   172,255
                                                                                                ===========
Net Assets Consist of:
   Paid-in Capital .......................................................................      $   256,778
   Undistributed Net Investment Income ...................................................            3,373
   Accumulated Net Realized Loss on Investments ..........................................          (37,794)
   Net Unrealized Depreciation on Investments ............................................          (50,102)
                                                                                                -----------
   Net Assets ............................................................................      $   172,255
                                                                                                ===========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ...       26,625,784(1)
                                                                                                -----------
Net Asset Value, Offering and Redemption Price Per Share .................................      $      6.47
                                                                                                ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2009

                                                                                              LSV CONSERVATIVE
                                                                                             VALUE EQUITY FUND
                                                                                             -----------------
Investment Income:
   Dividend Income .......................................................................        $  5,000
   Interest Income .......................................................................               5
                                                                                                  --------
      Total Investment Income ............................................................           5,005
                                                                                                  --------
Expenses:
   Investment Advisory Fees ..............................................................             583
   Administration Fees ...................................................................              99
   Trustees' Fees ........................................................................               2
   Chief Compliance Officer Fees .........................................................               1
   Transfer Agent Fees ...................................................................              36
   Registration and Filing Fees ..........................................................              23
   Printing Fees .........................................................................              23
   Professional Fees .....................................................................              11
   Custodian Fees ........................................................................               8
   Insurance and Other Fees ..............................................................               7
                                                                                                  --------
   Total Expenses ........................................................................             793
Less: Waiver of Investment Advisory Fees .................................................            (256)
Fees Paid Indirectly -- (see Note 4) .....................................................              --
                                                                                                  --------
Net Expenses .............................................................................             537
                                                                                                  --------
         Net Investment Income ...........................................................           4,468
                                                                                                  --------
Net Realized Loss on Investments .........................................................         (32,656)
Net Change in Unrealized Appreciation (Depreciation) on Investments ......................          39,570
                                                                                                  --------
      Net Realized and Unrealized Gain on Investments ....................................           6,914
                                                                                                  --------
Net Increase in Net Assets Resulting From Operations .....................................        $ 11,382
                                                                                                  ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,

                                                                                               LSV CONSERVATIVE
                                                                                              VALUE EQUITY FUND
                                                                                             -------------------
                                                                                               2009       2008
                                                                                             --------   --------
Operations:
   Net Investment Income .................................................................   $  4,468   $  5,155
   Net Realized Loss on Investments ......................................................    (32,656)    (4,970)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...................     39,570    (87,587)
                                                                                             --------   --------
      Net Increase/(Decrease) in Net Assets Resulting From Operations ....................     11,382    (87,402)
                                                                                             --------   --------
Dividends and Distributions:
   Net Investment Income .................................................................     (5,512)    (1,660)
   Net Realized Gain .....................................................................         --       (187)
                                                                                             --------   --------
         Total Dividends and Distributions ...............................................     (5,512)    (1,847)
                                                                                             --------   --------
Capital Share Transactions:
   Issued ................................................................................     26,678    145,902
   In Lieu of Dividends and Distributions ................................................      5,512      1,841
   Redeemed ..............................................................................    (30,281)   (35,620)
                                                                                             --------   --------
      Net Increase in Net Assets Derived From Capital Share Transactions .................      1,909    112,123
                                                                                             --------   --------
         Total Increase in Net Assets ....................................................      7,779     22,874
                                                                                             --------   --------
Net Assets:
   Beginning of Year .....................................................................    164,476    141,602
                                                                                             --------   --------
   End of Year (including undistributed net investment income of $3,373
      and $4,356, respectively) ..........................................................   $172,255   $164,476
                                                                                             ========   ========
Shares Transactions:
   Issued ................................................................................      4,792     16,694
   In Lieu of Dividends and Distributions ................................................        970        193
   Redeemed ..............................................................................     (5,454)    (4,363)
                                                                                             --------   --------
      Net Increase in Shares Outstanding from Share Transactions .........................        308     12,524
                                                                                             ========   ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Years ended October 31,


          Net                 Realized and               Dividends
         Asset                 Unrealized                  from     Distributions      Total
         Value        Net         Gains        Total        Net          from        Dividends
       Beginning  Investment  (Losses) on      from     Investment     Realized         and
       of Period   Income(1)   Investments  Operations    Income        Gains      Distributions
       ---------  ----------  ------------  ----------  ----------  -------------  -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2009     $ 6.25      $0.17       $ 0.26       $ 0.43      $(0.21)      $   --          $(0.21)
2008      10.27       0.26        (4.19)       (3.93)      (0.08)       (0.01)          (0.09)
2007*     10.00       0.14         0.13++       0.27          --           --              --

                                                      Ratio        Ratio
          Net                 Net                  of Expenses    of Net
         Asset               Assets      Ratio      to Average  Investment
         Value                End     of Expenses   Net Assets    Income    Portfolio
          End      Total   of Period   to Average   (Excluding  to Average   Turnover
       of Period  Return+    (000)     Net Assets    Waivers)   Net Assets     Rate
       ---------  -------  ---------  -----------  -----------  ----------  ---------
LSV CONSERVATIVE VALUE EQUITY FUND
2009     $ 6.47     7.32%   $172,255      0.35%        0.52%       2.91%        37%
2008       6.25   (38.54)    164,476      0.35         0.50        2.89         21
2007*     10.27     2.70     141,602      0.35         0.60        2.27          8

* Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no fair valued securities.

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the investments for the Fund are Level 1, with the exception of the repurchase agreement, which is Level 2. For details of investment classifications, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2009, the Fund earned $39 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2009, were as follows
(000):

PURCHASES
   Other ................   $57,451
SALES
   Other ................   $57,299

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITS, have been reclassified to (from) the following accounts
(000):

UNDISTRIBUTED NET   ACCUMULATED
    INVESTMENT        REALIZED
     INCOME             LOSS
-----------------   -----------
       $61             $(61)

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY INCOME
       ---------------
2009        $5,512
2008         1,847

As of October 31, 2009, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $  3,372
Capital Loss Carryforward        (36,701)
Unrealized Depreciation          (51,194)
                                --------
Total Accumulated Losses        $(84,523)
                                ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

                      TOTAL CAPITAL
                           LOSS
 EXPIRES    EXPIRES   CARRYFORWARDS
10/31/16   10/31/17        2009
--------   --------   -------------
 $4,975     $31,726      $36,701

NOTES TO FINANCIAL STATEMENTS

October 31, 2009

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$223,378      $10,609       $(61,803)      $(51,194)

8. OTHER:

At October 31, 2009, 58% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Conservative Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Value Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and the period March 30, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period March 30, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 22, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     Beginning     Ending                 Expenses
                                      Account     Account    Annualized     Paid
                                       Value       Value       Expense     During
                                      5/01/09     10/31/09     Ratios      Period*
                                     ---------   ---------   ----------   --------
LSV CONSERVATIVE VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00   $1,211.60      0.35%       $1.95

HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00   $1,023.44      0.35%       $1.79

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                    ADVISORS'
                                                                                      INNER
                                                                                      CIRCLE
                                      TERM OF                                          FUND
                                      OFFICE                                         OVERSEEN
       NAME,         POSITION(S)    AND LENGTH                                          BY
      ADDRESS,        HELD WITH       OF TIME          PRINCIPAL OCCUPATION(S)         BOARD            OTHER DIRECTORSHIPS
       AGE(1)         THE TRUST      SERVED(2)           DURING PAST 5 YEARS          MEMBER           HELD BY BOARD MEMBER(3)
------------------ --------------- ------------ ----------------------------------- ---------- -------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.          Chairman        (Since 1991) Currently performs various              30     Trustee of The Advisors' Inner Circle
NESHER             of the Board                 services on behalf of SEI                      Fund II, Bishop Street Funds, SEI
63 yrs. old        of Trustees                  Investments for which                          Asset Allocation Trust, SEI Daily
                                                Mr. Nesher is compensated.                     Income Trust, SEI Institutional
                                                                                               International Trust, SEI
                                                                                               Institutional Investments Trust, SEI
                                                                                               Institutional Managed Trust, SEI
                                                                                               Liquid Asset Trust, SEI Tax Exempt
                                                                                               Trust, and SEI Alpha Strategy
                                                                                               Portfolios, L.P., Director of SEI
                                                                                               Global Master Fund, plc, SEI Global
                                                                                               Assets Fund, plc, SEI Global
                                                                                               Investments Fund, plc, SEI
                                                                                               Investments Global, Limited, SEI
                                                                                               Investments -- Global Fund Services,
                                                                                               Limited, SEI Investments (Europe),
                                                                                               Limited, SEI Investments -- Unit
                                                                                               Trust Management (UK), Limited, SEI
                                                                                               Global Nominee Ltd., SEI Opportunity
                                                                                               Fund, L.P., SEI Structured Credit
                                                                                               Fund, L.P., SEI Islamic Investments
                                                                                               Fund, plc, and SEI Multi-Strategy
                                                                                               Funds, plc.

WILLIAM M.         Trustee         (Since 1992) Self-employed consultant since          30     Trustee of The Advisors' Inner Circle
DORAN                                           2003. Partner, Morgan, Lewis                   Fund II, Bishop Street Funds, SEI
1701 Market Street                              & Bockius LLP (law firm) from                  Asset Allocation Trust, SEI Daily
Philadelphia,                                   1976 to 2003, counsel to the Trust,            Income Trust, SEI Institutional
PA 19103                                        SEI, SIMC, the Administrator                   International Trust, SEI
69 yrs. old                                     and the Distributor. Secretary of              Institutional Investments Trust, SEI
                                                SEI since 1978.                                Institutional Managed Trust, SEI
                                                                                               Liquid Asset Trust, SEI Tax Exempt
                                                                                               Trust, and SEI Alpha Strategy
                                                                                               Portfolios, L.P., Director of SEI
                                                                                               since 1974. Director of the
                                                                                               Distributor since 2003. Director of
                                                                                               SEI Investments -- Global Fund
                                                                                               Services, Limited, SEI Investments
                                                                                               Global, Limited, SEI Investments
                                                                                               (Europe), Limited, SEI Investments
                                                                                               (Asia), Limited, SEI Global Nominee
                                                                                               Limited, SEI Investments Unit Trust
                                                                                               Management (UK) Limited and SEI Asset
                                                                                               Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                    ADVISORS'
                                                                                      INNER
                                                                                      CIRCLE
                                      TERM OF                                          FUND
                                      OFFICE                                         OVERSEEN
       NAME,         POSITION(S)    AND LENGTH                                          BY
     ADDRESS,         HELD WITH       OF TIME          PRINCIPAL OCCUPATION(S)         BOARD            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)           DURING PAST 5 YEARS          MEMBER           HELD BY BOARD MEMBER(3)
------------------ --------------- ------------ ----------------------------------- ---------- -------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.           Trustee         (Since 1994) Attorney, sole practitioner             30     Trustee of The Advisors' Inner Circle
STOREY                                          since 1994. Partner, Dechert                   Fund II, Bishop Street Funds,
78 yrs. old                                     Price & Rhoads, September                      Massachusetts Health and Education
                                                1987-December 1993.                            Tax-Exempt Trust, U.S. Charitable
                                                                                               Gift Trust, SEI Asset Allocation
                                                                                               Trust, SEI Daily Income Trust, SEI
                                                                                               Institutional International Trust,
                                                                                               SEI Institutional Investments Trust,
                                                                                               SEI Institutional Managed Trust, SEI
                                                                                               Liquid Asset Trust, SEI Tax Exempt
                                                                                               Trust, and SEI Alpha Strategy
                                                                                               Portfolios, L.P.

GEORGE J.          Trustee         (Since 1999) Chief Executive Officer, Newfound       30     Trustee of The Advisors' Inner Circle
SULLIVAN, JR.                                   Consultants Inc. since April 1997.             Fund II, Bishop Street Funds, State
66 yrs. old                                                                                    Street Navigator Securities Lending
                                                                                               Trust, SEI Asset Allocation Trust,
                                                                                               SEI Daily Income Trust, SEI
                                                                                               Institutional International Trust,
                                                                                               SEI Institutional Investments Trust,
                                                                                               SEI Institutional Managed Trust, SEI
                                                                                               Liquid Asset Trust, SEI Tax Exempt
                                                                                               Trust, and SEI Alpha Strategy
                                                                                               Portfolios, L.P., Director of SEI
                                                                                               Opportunity Fund, L.P., and SEI
                                                                                               Structured Credit Fund, L.P., member
                                                                                               of the independent review committee
                                                                                               for SEI's Canadian-registered mutual
                                                                                               funds.

BETTY L.           Trustee         (Since 2005) Vice President Compliance, AARP         30     Trustee of The Advisors' Inner Circle
KRIKORIAN                                       Financial Inc. since September                 Fund II and Bishop Street Funds.
66 yrs. old                                     2008. Self-Employed Legal and
                                                Financial Services Consultant
                                                since 2003. In-house Counsel,
                                                State Street Bank Global
                                                Securities and Cash Operations
                                                from 1995 to 2003.

CHARLES E.         Trustee         (Since 2005) Self-Employed Business                  30     Director, Crown Pacific, Inc. and
CARLBOM                                         Consultant, Business Project Inc.              Trustee of The Advisors' Inner Circle
75 yrs. old                                     since 1997. CEO and President,                 Fund II and Bishop Street Funds.
                                                United Grocers Inc. from 1997
                                                to 2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                     ADVISORS'
                                                                                      INNER
                                                                                      CIRCLE
                                                                                       FUND
                                      TERM OF                                        OVERSEEN
                                      OFFICE                                            BY
      NAME,          POSITION(S)    AND LENGTH                                         BOARD
     ADDRESS,         HELD WITH       OF TIME         PRINCIPAL OCCUPATION(S)         MEMBER/          OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)          DURING PAST 5 YEARS           OFFICER     HELD BY BOARD MEMBER/OFFICER(3)
------------------ --------------- ------------ ----------------------------------- ---------- -------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.        Trustee         (Since 2005) Retired.                                30     Trustee of The Advisors' Inner
JOHNSON                                                                                        Circle Fund II and Bishop Street
67 yrs. old                                                                                    Funds, Director, Federal
                                                                                               Agricultural Mortgage Corporation.

JOHN K.            Trustee         (Since 2008) CEO, Office of Finance, FHL             30     Trustee of The Advisors' Inner
DARR                                            Banks from 1992 to 2007.                       Circle Fund II and Bishop Street
65 yrs. old                                                                                    Funds, Director of Federal Home
                                                                                               Loan Bank of Pittsburgh and
                                                                                               Manna, Inc. Mortgage Corporation.

OFFICERS

PHILIP T.          President       (Since 2008) Managing Director of SEI                N/A                    N/A
MASTERSON                                       Investments since 2006. Vice
45 yrs. old                                     President and Assistant Secretary
                                                of the Administrator from 2004 to
                                                2006. General Counsel of Citco
                                                Mutual Fund Services from
                                                2003 to 2004. Vice President
                                                and Associate Counsel for the
                                                Oppenheimer Funds from 2001
                                                to 2003.

MICHAEL            Treasurer,      (Since 2005) Director, SEI Investments, Fund         N/A                    N/A
LAWSON             Controller and               Accounting since July 2005.
49 yrs. old        Chief Financial              Manager, SEI Investments, Fund
                   Officer                      Accounting from April 1995 to
                                                February 1998 and November
                                                1998 to July 2005.

RUSSELL            Chief           (Since 2006) Chief Compliance Officer of SEI         N/A                    N/A
EMERY              Compliance                   Structured Credit Fund, LP and SEI
46 yrs. old        Officer                      Alpha Strategy Portfolios, LP since
                                                June 2007. Chief Compliance
                                                Officer of SEI Opportunity Fund,
                                                LP, SEI Institutional Managed
                                                Trust, SEI Asset Allocation Trust,
                                                SEI Institutional International
                                                Trust, SEI Institutional
                                                Investments Trust, SEI Daily Income
                                                Trust, SEI Liquid Asset Trust and
                                                SEI Tax Exempt Trust since March
                                                2006. Director of Investments
                                                Product Management and Development,
                                                SEI Investments, since February
                                                2003; Senior Investment Analyst -
                                                Equity Team, SEI Investments, from
                                                March 2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                    ADVISORS'
                                                                                      INNER
                                      TERM OF                                         CIRCLE
                                      OFFICE                                           FUND
      NAME,          POSITION(S)    AND LENGTH                                       OVERSEEN
     ADDRESS,         HELD WITH       OF TIME          PRINCIPAL OCCUPATION(S)          BY              OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST       SERVED             DURING PAST 5 YEARS          OFFICER          HELD BY BOARD OFFICER
------------------ --------------- ------------ ----------------------------------- ---------- -------------------------------------
OFFICERS (CONTINUED)

JOSEPH M.          Vice President  (Since 2007) Corporate Counsel of SEI since          N/A                    N/A
GALLO              and Secretary                2007; Associate Counsel, ICMA
36 yrs. old                                     Retirement Corporation 2004-
                                                2007; Federal Investigator, U.S.
                                                Department of Labor 2002-2004;
                                                U.S. Securities and Exchange
                                                Commission-Division of Investment
                                                Management, 2003.

CAROLYN F.         Vice President  (Since 2007) Corporate Counsel of SEI since          N/A                    N/A
MEAD               and Assistant                2007; Associate, Stradley, Ronon,
52 yrs. old        Secretary                    Stevens & Young 2004-2007;
                                                Counsel, ING Variable Annuities,
                                                1999-2002.

JAMES              Vice President  (Since 2004) Employed by SEI Investments             N/A                    N/A
NDIAYE             and Assistant                Company since 2004. Vice
41 yrs. old        Secretary                    President, Deutsche Asset
                                                Management from 2003-2004.
                                                Associate, Morgan, Lewis &
                                                Bockius LLP from 2000-2003.
                                                Counsel, Assistant Vice
                                                President, ING Variable Annuities
                                                Group from 1999-2000.

TIMOTHY D.         Vice President  (Since 2000) General Counsel, Vice President         N/A                    N/A
BARTO              and Assistant                and Secretary of SEI Investments
41 yrs. old        Secretary                    Global Funds Services since 1999;
                                                Associate, Dechert (law firm)
                                                from 1997-1999; Associate,
                                                Richter, Miller & Finn (law firm)
                                                from 1994-1997.

MICHAEL            Vice President  (Since 2009) Director of Client Services at SEI      N/A                    N/A
BEATTIE                                         since 2004.
44 yrs. old

ANDREW S.          AML Officer     (Since 2008) Compliance Officer and Product          N/A                    N/A
DECKER                                          Manager, SEI, 2005-2008. Vice
46 yrs. old                                     President, Old Mutual Capital,
                                                2000-2005. Operations Director,
                                                Prudential Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                       LSV CONSERVATIVE VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG TERM       ORDINARY                        DIVIDENDS     QUALIFYING      INTEREST       SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND       RELATED       CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   -------------   --------------   ----------   -------------   -------------
     0%             100%            100%            100%           100%            1%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

TRUST:

The Advisors' Inner Circle Fund

FUND:

LSV Conservative Value Equity Fund

ADVISER:

LSV Asset Management

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-005-0300

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                         2009                                          2008
                      ------------------------------------------   --------------------------------------------
                                                      All other                                      All other
                                                      fees and                                       fees and
                                     All fees and    services to                    All fees and   services to
                      All fees and    services to      service      All fees and     services to     service
                       services to      service      affiliates      services to       service      affiliates
                        the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                        that were      that were       require          were          that were       require
                      pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                      ------------   ------------   ------------   --------------   ------------   ------------
(a)   Audit Fees        $232,354          $0             $0           $246,200           $0             $0
(b)   Audit-Related
         Fees           $      0          $0             $0           $      0           $0             $0
(c)   Tax Fees          $      0          $0             $0           $      0           $0             $0
(d)   All Other
         Fees           $      0          $0             $0           $      0           $0             $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                         2009                                          2008
                      ------------------------------------------   --------------------------------------------
                                                      All other                                      All other
                                                      fees and                                       fees and
                                     All fees and    services to                    All fees and   services to
                      All fees and    services to      service      All fees and     services to     service
                       services to      service      affiliates      services to       service      affiliates
                        the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                        that were      that were       require          were          that were       require
                      pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                      ------------   ------------   ------------   --------------   ------------   ------------
(a)   Audit Fees        $245,808          N/A            N/A           $316,360          N/A             N/A
(b)   Audit-Related       N/A             N/A            N/A             N/A             N/A             N/A
         Fees
(c)   Tax Fees            N/A             N/A            N/A             N/A             N/A             N/A
(d)   All Other           N/A             N/A            N/A             N/A             N/A             N/A
         Fees

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date: January 4, 2010